SCHEDULE OF IDENTIFIABLE ASSETS AND LIABILITIES (Details)					1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 02, 2020 USD ($)	Nov. 22, 2019 USD ($)	Nov. 06, 2019 USD ($)	Nov. 06, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jan. 02, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Cash								$ 20,000
Common shares		$ 54,000							$ 1,170,000
Overpayment on acquistion										$ 580,965
Smarten Co [Member]
Business Acquisition [Line Items]
Total consideration	$ 341,280
Smarten Co [Member]
Business Acquisition [Line Items]
Cash	287,280		$ 287,280	¥ 2,000,000	$ 287,280	¥ 2,000,000
Common shares	54,000
Cash	1,503						$ 1,503
Prepaid expenses and other assest	14,429						14,429
Other Receivables	8,131						8,131
Inventory	63,094						63,094
Equipment	35,692						35,692			$ 35,692
Accounts payable and accrued liabilities	(30,500)						(30,500)
Deferred revenue	(6,452)						(6,452)
Other payable	(181,942)						(181,942)
Loan payable	(143,640)						(143,640)
Purchase price allocated	(239,685)						(239,685)
Overpayment on acquistion	$ 580,965						$ 580,965